Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following:

Year ended December 31, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(101)	$10	$(91)
Changes in retirement plans’ funded status	(81)	(8)	(89)
Foreign currency translation	319	—	319
Share of other comprehensive loss of entities using the equity method	(40)	—	(40)
Other comprehensive income	$97	$2	$99

Year ended December 31, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$154	$(34)	$120
Changes in retirement plans’ funded status	191	(33)	158
Foreign currency translation	(359)	—	(359)
Share of other comprehensive loss of entities using the equity method	(47)	—	(47)
Other comprehensive loss	$(61)	$(67)	$(128)

Year ended December 31, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(215)	$49	$(166)
Changes in retirement plans’ funded status	(337)	55	(282)
Foreign currency translation	125	—	125
Share of other comprehensive loss of entities using the equity method	(44)	—	(44)
Other comprehensive income (loss)	$(471)	$104	$(367)

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized Gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2013	$49	$(826)	$(574)	$—	$(22)	$(1,373)
Other comprehensive income (loss), before reclassifications	(201)	(337)	126	—	(44)	(456)
Amounts reclassified from other comprehensive income	35	58	—	—	—	93
Other comprehensive income (loss)[1]	(166)	(279)	126	—	(44)	(363)
Balance, December 31, 2014	$(117)	$(1,105)	$(448)	$—	$(66)	$(1,736)
Other comprehensive income (loss), before reclassifications	(28)	76	(358)	—	(47)	(357)
Amounts reclassified from other comprehensive income	148	82	—	—	—	230
Other comprehensive income (loss)[1]	120	158	(358)	—	(47)	(127)
Balance, December 31, 2015	$3	$(947)	$(806)	$—	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	(58)	(172)	316	—	(40)	46
Amounts reclassified from other comprehensive income (loss)	(33)	83	—	—	—	50
Other comprehensive income (loss)[1]	(91)	(89)	316	—	(40)	96
Balance, December 31, 2016	$(88)	$(1,036)	$(490)	$—	$(153)	$(1,767)

(1)	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $3, $(1) and $(4) for the years ended December 31, 2016, 2015 and 2014, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2016 and 2015 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2016	2015
		(in millions)
Cash flow hedges	$(55)	$(16)	Net sales
	4	211	Cost of goods sold
	5	10	Other, net
	4	7	Interest expense
	9	(64)	Income taxes
	$(33)	$148
Change in retirement plans’ funded status:
Amortization of actuarial losses	$99	$102	*
Amortization of prior service cost	(5)	(9)	*
	(11)	(11)	Income taxes
	$83	$82
Total reclassifications, net of tax	$50	$230

(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 11: Employee Benefit Plans and Postretirement Benefits” for addition information.